Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term investments
Balance at the beginning of the year	$ 294,679	$ 63,777	$ 22,255
Investments made	152,091	252,256	47,666
Loss from equity method investment	(130)	(6)	(5)
Impairment on investments	(31,586)	(6,608)	(2,521)
Disposal of investments	(11,010)	(13,134)
Transfer from long-term investments to a wholly owned subsidiary			(1,189)
Unrealized loss	(2,557)	(198)	(2,067)
Currency translation adjustment	(1,554)	(1,408)	(362)
Balance at the end of year	399,933	294,679	63,777
Investment related impairment	40,161	8,005	2,521
Write-off on an online-to-offline business, included in investment impairment	19,000
Write-off on an employment-oriented social company, included in investment impairment	10,500
Cost Method
Long-term investments
Balance at the beginning of the year	281,707	50,594	22,255
Investments made	147,767	252,256	32,412
Impairment on investments	(31,586)	(6,608)	(2,521)
Disposal of investments	(6,010)	(13,134)
Transfer from long-term investments to a wholly owned subsidiary			(1,189)
Currency translation adjustment	(1,548)	(1,401)	(363)
Balance at the end of year	390,330	281,707	50,594
Equity Method
Long-term investments
Balance at the beginning of the year	141	154
Investments made	4,324		158
Loss from equity method investment	(130)	(6)	(5)
Currency translation adjustment	(6)	(7)	1
Balance at the end of year	4,329	141	154
Available-for-Sale Securities
Long-term investments
Balance at the beginning of the year	12,831	13,029
Investments made			15,096
Disposal of investments	(5,000)
Unrealized loss	(2,557)	(198)	(2,067)
Balance at the end of year	5,274	$ 12,831	$ 13,029
Impairment charged to net income	4,800
Yixia
Long-term investments
Investments made	120,000
Aggregate equity investment	190,000
A company which primarily provides online literature
Long-term investments
Aggregate equity investment	$ 14,400